ProFunds
7501 Wisconsin Ave, Suite 1000E
Bethesda, Maryland 20814
July 28, 2021
VIA EDGAR
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549
Re:
ProFunds - File Nos.: 333-28339 and 811-08239 Rule 497(j) Filing
Dear Ladies and Gentlemen:
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this letter serves as certification that the form of Prospectus and Statement of Additional Information for the ProFunds (the “Trust”) do not differ from those contained in Post-Effective Amendment No. 122 to the Registration Statement of the Trust, which was filed electronically with the Securities and Exchange Commission on July 27, 2021 (Accession No. 0001683863-21-004281).
Questions related to this filing may be directed to my attention at (240) 497-6400.
Sincerely,
/s/ Kristen Freeman
Kristen Freeman
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